UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229

Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.0%

Principal Amount (000’s omitted)	Security	Value
Hospital — 14.3%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$92,841
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	156,204
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	141,811
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,254,344
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	575,202
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	575,236
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	582,463
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	240,975
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,587,355
		$5,206,431
Insured-Electric Utilities — 3.8%
$650	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$642,726
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	740,407
		$1,383,133
Insured-Escrowed/Prerefunded — 13.7%
$4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	$4,967,044
		$4,967,044
Insured-General Obligations — 32.9%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,134,927
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,147,801
560	Chesterfield Township School District, (AGC), 4.50%, 2/1/38	541,307
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	379,720
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,193,730
2,785	Jackson Township School District, (MBIA), 2.50%, 6/15/27	2,007,512
280	Madison Borough Board of Education, (MBIA), 4.75%, 7/15/35	280,493
2,670	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	2,668,665
265	Nutley School District, (MBIA), 4.50%, 7/15/29	260,044
310	Nutley School District, (MBIA), 4.75%, 7/15/30	312,260
410	Nutley School District, (MBIA), 4.75%, 7/15/31	412,087
430	Nutley School District, (MBIA), 4.75%, 7/15/32	431,845
210	South Orange and Maplewood School District, (AGC), 4.625%, 1/15/26	211,042
		$11,981,433
Insured-Hospital — 23.6%
$2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	$2,738,698
1,045	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	1,079,736
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36 (1)	2,055,740
100	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	102,787
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	877,221
1,175	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,177,750
310	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	310,725
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38 (1)	250,585
		$8,593,242

1

Insured-Lease Revenue/Certificates of Participation — 15.6%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$445,774
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	261,515
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,256,325
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), 5.00%, 9/1/37	1,011,670
1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), (FSA), 5.00%, 9/1/37	1,020,580
915	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	914,369
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	777,884
		$5,688,117
Insured-Pooled Loans — 7.9%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)	$2,872,895
		$2,872,895
Insured-Public Education — 13.7%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35 (1)	$1,991,147
725	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	632,019
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	644,045
1,740	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	1,694,986
		$4,962,197
Insured-Sewer Revenue — 5.5%
$1,175	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/26	$1,277,977
2,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	732,640
		$2,010,617
Insured-Special Tax Revenue — 7.4%
$2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$890,466
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	392,112
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	620,525
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	195,153
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	364,905
1,900	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	216,429
		$2,679,590
Insured-Transportation — 26.0%
$1,015	Delaware River Joint Toll Bridge Commission, (MBIA), 5.00%, 7/1/35	$1,026,003
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	1,971,860
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	969,141
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (1)	3,952,632
1,250	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,280,300
270	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	270,354
		$9,470,290
Insured-Water and Sewer — 7.6%
$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,955,925
1,320	Passaic Valley Sewerage Commissioners, (FGIC), 2.50%, 12/1/32	820,301
		$2,776,226

2

Senior Living/Life Care — 1.6%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$582,282
		$582,282
Special Tax Revenue — 1.3%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$475,010
		$475,010
Transportation — 5.1%
$1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,834,472
		$1,834,472
Total Tax-Exempt Investments — 180.0% (identified cost $66,201,675)		$65,482,979
Other Assets, Less Liabilities — (18.2)%		$(6,608,967)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(22,500,000)
Net Assets Applicable to Common Shares — 100.0%		$36,374,012

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
BHAC	—	Berkshire Hathaway Assurance Corp.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 87.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 23.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at June 30, 2008 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$2,969
Merrill Lynch Capital Services, Inc.	2,500,000	4.9025	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	25,806
Morgan Stanley Capital Services, Inc.	925,000	5.428	3-month USD LIBOR-BBA	September 10, 2008/ September 10, 2038	(62,704)
					$(33,929)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,947,056
Gross unrealized appreciation	$687,850
Gross unrealized depreciation	(1,492,927)
Net unrealized depreciation	$(805,077)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008